UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10387

Investment Company Act File Number

Tax-Managed Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Value Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Aerospace & Defense — 4.1%
Boeing Co. (The)	59,795	$8,692,399
Honeywell International, Inc.	85,000	8,309,600
United Technologies Corp.	113,000	12,970,140

		$29,972,139

Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.	138,303	$9,849,940

		$9,849,940

Banks — 15.9%
Bank of America Corp.	1,252,360	$18,973,254
Citigroup, Inc.	376,305	17,667,520
JPMorgan Chase & Co.	375,000	20,392,500
KeyCorp	700,000	9,093,000
PNC Financial Services Group, Inc. (The)	168,900	14,278,806
Regions Financial Corp.	905,000	7,873,500
U.S. Bancorp	190,000	7,962,900
Wells Fargo & Co.	386,390	20,061,369

		$116,302,849

Biotechnology — 0.5%
Gilead Sciences, Inc.(1)	34,260	$3,591,476

		$3,591,476

Capital Markets — 1.4%
Ameriprise Financial, Inc.	80,000	$9,995,200

		$9,995,200

Chemicals — 2.1%
LyondellBasell Industries NV, Class A	43,806	$3,464,617
Monsanto Co.	101,073	11,924,592

		$15,389,209

Communications Equipment — 1.7%
QUALCOMM, Inc.	85,000	$5,309,100
Telefonaktiebolaget LM Ericsson ADR	616,755	7,481,238

		$12,790,338

Consumer Finance — 0.7%
American Express Co.	60,087	$4,848,420

		$4,848,420

Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	279,450	$12,773,660

		$12,773,660

Electric Utilities — 2.5%
NextEra Energy, Inc.	165,000	$18,024,600

		$18,024,600

Electrical Equipment — 0.7%
Emerson Electric Co.	85,000	$4,839,900

		$4,839,900

Electronic Equipment, Instruments & Components — 1.7%
Corning, Inc.	532,071	$12,647,328

		$12,647,328

Security	Shares	Value
Food & Staples Retailing — 5.2%
CVS Health Corp.	193,387	$18,982,868
Kroger Co. (The)	271,049	18,715,933

		$37,698,801

Food Products — 1.5%
Nestle SA	145,000	$11,073,789

		$11,073,789

Health Care Equipment & Supplies — 2.3%
Medtronic PLC	109,261	$7,801,253
Stryker Corp.	98,050	8,927,452

		$16,728,705

Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	91,061	$9,675,231

		$9,675,231

Insurance — 4.2%
ACE, Ltd.	65,728	$7,095,995
Prudential Financial, Inc.	118,880	9,020,614
Travelers Companies, Inc. (The)	65,000	6,683,300
XL Group PLC	220,000	7,587,800

		$30,387,709

Internet Software & Services — 1.5%
Google, Inc., Class A(1)	10,000	$5,375,500
Google, Inc., Class C(1)	10,000	5,345,200

		$10,720,700

Life Sciences Tools & Services — 1.8%
Thermo Fisher Scientific, Inc.	105,000	$13,147,050

		$13,147,050

Machinery — 0.7%
Caterpillar, Inc.	67,500	$5,397,975

		$5,397,975

Media — 3.7%
CBS Corp., Class B	175,726	$9,631,542
Comcast Corp., Class A	144,405	7,674,404
Walt Disney Co. (The)	108,466	9,866,067

		$27,172,013

Multi-Utilities — 4.7%
PG&E Corp.	266,289	$15,660,456
Sempra Energy	165,000	18,466,800

		$34,127,256

Oil, Gas & Consumable Fuels — 12.1%
Chevron Corp.	150,000	$15,379,500
ConocoPhillips	204,890	12,903,972
EOG Resources, Inc.	96,600	8,600,298
Exxon Mobil Corp.	200,000	17,484,000
Occidental Petroleum Corp.	288,847	23,107,760
Phillips 66	155,000	10,899,600

		$88,375,130

Paper & Forest Products — 1.7%
International Paper Co.	235,220	$12,386,685

		$12,386,685

Security	Shares	Value
Pharmaceuticals — 7.9%
Eli Lilly & Co.	244,432	$17,599,104
Merck & Co., Inc.	385,000	23,207,800
Roche Holding AG PC	64,188	17,299,782

		$58,106,686

Real Estate Investment Trusts (REITs) — 4.3%
AvalonBay Communities, Inc.	70,000	$12,109,300
Boston Properties, Inc.	60,000	8,328,000
Simon Property Group, Inc.	55,000	10,926,300

		$31,363,600

Road & Rail — 0.9%
Union Pacific Corp.	55,575	$6,513,946

		$6,513,946

Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.	275,000	$9,086,000

		$9,086,000

Software — 3.7%
Microsoft Corp.	432,079	$17,455,991
Oracle Corp.	235,801	9,877,704

		$27,333,695

Specialty Retail — 1.3%
Home Depot, Inc. (The)	89,699	$9,366,370

		$9,366,370

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	74,306	$8,705,691

		$8,705,691

Tobacco — 2.4%
Altria Group, Inc.	176,423	$9,368,061
Reynolds American, Inc.	120,284	8,173,298

		$17,541,359

Total Common Stocks (identified cost $440,548,816)		$715,933,450

Short-Term Investments — 2.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	$14,852	$14,852,144

Total Short-Term Investments (identified cost $14,852,144)		$14,852,144

Total Investments — 99.9% (identified cost $455,400,960)		$730,785,594

Other Assets, Less Liabilities — 0.1%		$858,822

Net Assets — 100.0%		$731,644,416

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

During the fiscal year to date ended January 31, 2015, the Portfolio held interests in Eaton Vance Cash Collateral Fund, LLC, an affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) for the fiscal year to date ended January 31, 2015 was $91.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $5,179.

The Portfolio did not have any open financial instruments at January 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$458,904,734

Gross unrealized appreciation	$275,312,559
Gross unrealized depreciation	(3,431,699)

Net unrealized appreciation	$271,880,860

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$36,538,383	$—		$—	$36,538,383
Consumer Staples	55,240,160	11,073,789		—	66,313,949
Energy	88,375,130	—		—	88,375,130
Financials	192,897,778	—		—	192,897,778
Health Care	83,949,366	17,299,782		—	101,249,148
Industrials	56,573,900	—		—	56,573,900
Information Technology	81,283,752	—		—	81,283,752
Materials	27,775,894	—		—	27,775,894
Telecommunication Services	12,773,660	—		—	12,773,660
Utilities	52,151,856	—		—	52,151,856
Total Common Stocks	$687,559,879	$28,373,571	*	$—	$715,933,450
Short-Term Investments	$—	$14,852,144		$—	$14,852,144
Total Investments	$687,559,879	$43,225,715		$—	$730,785,594

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015